Reverse Recapitalization - Common Stock Issued and Outstanding Following the Reverse Recapitalization (Details) - shares	Nov. 05, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Business Acquisition [Line Items]
Common stock outstanding (in shares)	382,957,639
Shares issued (in shares)	27,000,000
Redeemable convertible preferred stock issued (in shares)		0	190,477,000
Redeemable convertible preferred stock outstanding (in shares)		0	190,477,000	[1]	190,477,000
Class B Common Stock
Business Acquisition [Line Items]
Common stock outstanding (in shares)	304,003,976	304,701,000	103,777,000
Class A Common Stock
Business Acquisition [Line Items]
Common stock outstanding (in shares)	78,953,663	78,954,000	0
Conversion of stock (in shares)	113,526,555
Redeemable convertible preferred stock
Business Acquisition [Line Items]
Conversion of stock (in shares)	190,477,421
Conversion ratio (in shares)	1
KVSB | Class B Common Stock
Business Acquisition [Line Items]
Conversion of shares	7,347,249
Conversion of stock (in shares)	5,000,000
KVSB | Common Class K
Business Acquisition [Line Items]
Conversion of shares	3,061,354
Conversion of stock (in shares)	5,000,000
KVSB | Class A Common Stock
Business Acquisition [Line Items]
Less: redemption of KVSB Class A common stock (in shares)	(1,222,040)
Conversion of stock (in shares)	40,412,372
KVSB
Business Acquisition [Line Items]
Common stock outstanding (in shares)	42,767,100
Less: redemption of KVSB Class A common stock (in shares)	(1,222,040)
Legacy Nextdoor
Business Acquisition [Line Items]
Common stock outstanding (in shares)	97,886,321
Legacy Nextdoor | Class B Common Stock
Business Acquisition [Line Items]
Common stock outstanding (in shares)	36,554,506
Legacy Nextdoor | Redeemable convertible preferred stock
Business Acquisition [Line Items]
Redeemable convertible preferred stock issued (in shares)	61,331,815
Redeemable convertible preferred stock outstanding (in shares)	61,331,815

[1]	The shares of the Company’s common and redeemable convertible preferred stock prior to the Reverse Recapitalization (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of 3.1057 established in the Merger Agreement as described in Note 3.